DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2020
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS

NOTE 1 - DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS

a)   The Company and its Operations

Telecom Argentina was created through the privatization of ENTel, the state-owned company that provided telecommunication services in Argentina.

Telecom Argentina’s license, as originally granted, was exclusive to provide telephone services in the northern region of Argentina since November 8, 1990 through October 10, 1999. As from such date, the Company also began providing telephone services in all the country.

In November 2017, the Company merged between Telecom Personal S.A., so, since that date, it provides directly mobile telecommunications services. Additionally, as a consequence of the merger with Cablevisión S.A. (accounted for as a reverse acquisition), since January 1, 2018, the operations that Cablevisión developed as of December 31, 2017, which mainly consisted in the provision of cable television services through networks installed in different localities in Argentina and Uruguay, are developed by the Company.

Therefore, the Company mainly provides fixed and mobile telephony services, cable television services, data and Internet services in Argentina and, through its subsidiaries, it also provides the mentioned services in Uruguay and Paraguay. Also, it provides international telephony services in the United States of America.

Information on Telecom’s licenses and on the regulatory framework is described under Note 2 to these consolidated financial statements.

As of December 31, 2020, the following are the subsidiaries included in the consolidation process and the respective equity interest owned by Telecom Argentina:

			Telecom Argentina's
			direct/indirect interest
			in capital stock and
Company	Main Activity	Country	votes
Núcleo	Mobile telecommunications Services	Paraguay	67.50%
Personal Envíos	Mobile financial services	Paraguay	67.50%
Tuves Paraguay	Distribution of television and audio signals direct to home services	Paraguay	67.50%
Micro Sistemas	Services related to the use of electronic payment media	Argentina	100.00%
Pem	Investment	Argentina	100.00%
Cable Imagen	Closed-circuit television	Argentina	100.00%
Televisión Dirigida	Cable television services	Paraguay	100.00%
Adesol (a)	Holding	Uruguay	100.00%
AVC Continente Audiovisual	Broadcasting services	Argentina	60.00%
Inter Radios	Broadcasting services	Argentina	100.00%
Telecom USA	Telecommunication services	USA	100.00%
Personal Smarthome S.A. (b)	Security solutions and services	Argentina	100.00%

(a)

Includes the 100% interest in Telemas S.A., which holds interests in the following special-purpose entities: Audomar S.A., Bersabel S.A., Dolfycor S.A., Reiford S.A., Space Energy S.A., Tracel S.A. and Visión Satelital S.A. (See Note 3 d.4) to these consolidated financial statements).

(b)	Company started on December 30, 2020. See Note 3.d.1.e) to these consolidated financial statements.

On July 15, 2020 the Company entered into a trust agreement with TMF Trust Company (100% interest in capital stock) until November 5, 2020, date in which its term was finalized. As a result, consolidated operations of the Company for the year ended December 31, 2020 includes those operations carried out by the Trust during its term. For further information, see Note 13 to these consolidated financial statements.

b)   Segment information

An operating segment is defined as a component of an entity that may earn revenues and incur expenses, and whose financial information is available, held separately, and evaluated regularly by the chief operating decision maker. In the case of the Company, the Executive Committee and the Chief Executive Officer (“CEO”) are responsible for controlling recourses and for the economic and financial performance of Telecom.

The Executive Committee and the CEO have a strategic and operational vision of Telecom as a single business unit in Argentina, according to the current regulatory context of the converged ICT services industry (adding to the same segment both the activities related to the mobile services, internet services, cable television and fixed telephony services, services governed by the same regulatory framework of ICT services). To exercise its functions, both the Executive Committee and the CEO receive periodically the economic-financial information of Telecom Argentina and its subsidiaries (in current currency as of the date of each transaction), that is prepared as a single segment and evaluate the evolution of business as a unit of generation of results, administrating the resources in a unique way to achieve the objectives. Regarding to costs, they are not specifically appropriate to a type of service, considering that the Company has a single payroll and operating expenses that affect all services in general (non-specific). On the other hand, decisions on CAPEX affect all the types of services provided by Telecom in Argentina and not specifically to one of them. Based on what was previously described and under the accounting principles (provided by IFRS as issued by the IASB), it was defined that the Company has a single segment of operations in Argentina.

Telecom carries out activities abroad (Paraguay, United States of America and Uruguay). These operations are not analyzed as a separate segment by the Executive Committee and the CEO, who analyze the consolidated information of companies in Argentina and abroad (in current currency as of the date of each transaction), considering that the activities of foreign companies are not significant for Telecom. Operations carried out abroad by Telecom do not meet the aggregation criteria established by the standard to be grouped within the "Services rendered in Argentina" segment, and considering that they do not exceed any of the quantitative thresholds identified in the standard to qualify as reportable segments, they are grouped within the category "Other abroad segments".

Presented below is the Segment financial information as it is analyzed by the Executive Committee and the CEO for the years ended December 31, 2020, 2019 and 2018.

☐  Consolidated Income Statement as of December 31, 2020

		Services	Services		Other
		rendered in	rendered in		abroad	Other abroad
		Argentina –	Argentina		segments –	segments
	Services rendered in	Inflation	restated for		Inflation	restated for
	Argentina	restatement	inflation	Other abroad segments	restatement	inflation	Eliminations	Total
Revenues	240,325	41,484	281,809	18,183	3,013	21,196	(1,409)	301,596
Operating costs without depreciation, amortization and impairment of fixed assets	(158,901)	(27,879)	(186,780)	(11,419)	(1,918)	(13,337)	1,409	(198,708)
Adjusted EBITDA	81,424	13,605	95,029	6,764	1,095	7,859	—	102,888
Depreciation, amortization and impairment of fixed assets	(31,807)	(45,429)	(77,236)	(4,401)	(957)	(5,358)	—	(82,594)
Operating income	49,617	(31,824)	17,793	2,363	138	2,501	—	20,294

Earnings from associates								496
Debt financial expenses								(24,698)
Other financial results, net								7,055
Income before income tax expense								3,147
Income tax expense								(8,251)
Net loss								(5,104)

Attributable to:
Controlling Company								(5,715)
Non-controlling interest								611
								(5,104)

☐  Consolidated Income Statement as of December 31, 2019

		Services	Services		Other
		rendered in	rendered in		abroad	Other abroad
		Argentina –	Argentina		segments –	segments
	Services rendered in	Inflation	restated for		Inflation	restated for
	Argentina	restatement	inflation	Other abroad segments	restatement	inflation	Eliminations	Total
Revenues	182,233	120,352	302,585	12,931	8,836	21,767	(1,666)	322,686
Operating costs without depreciation, amortization and impairment of fixed assets	(121,682)	(82,631)	(204,313)	(8,946)	(6,151)	(15,097)	1,666	(217,744)
Adjusted EBITDA	60,551	37,721	98,272	3,985	2,685	6,670	—	104,942
Depreciation, amortization and impairment of fixed assets	(26,024)	(52,349)	(78,373)	(2,869)	(2,197)	(5,066)	—	(83,439)
Operating income	34,527	(14,628)	19,899	1,116	488	1,604	—	21,503

Losses from associates								(255)
Debt financial expenses								(22,677)
Other financial results, net								15,426
Income before income tax expense								13,997
Income tax expense								(19,290)
Net loss								(5,293)

Attributable to:
Controlling Company								(5,985)
Non-controlling interest								692
								(5,293)

☐  Consolidated Income Statement as of December 31, 2018

		Services	Services		Other
		rendered in	rendered in		abroad	Other abroad
		Argentina –	Argentina		segments –	segments
	Services rendered in	Inflation	restated for		Inflation	restated for
	Argentina	restatement	inflation	Other abroad segments	restatement	inflation	Eliminations	Total
Revenues	129,836	203,168	333,004	7,894	12,524	20,418	(1,474)	351,948
Operating costs without depreciation, amortization and impairment of fixed assets	(85,942)	(135,420)	(221,362)	(5,414)	(8,590)	(14,004)	1,474	(233,892)
Adjusted EBITDA	43,894	67,748	111,642	2,480	3,934	6,414	—	118,056
Depreciation, amortization and impairment of fixed assets	(20,416)	(48,475)	(68,891)	(1,753)	(2,891)	(4,644)	—	(73,535)

Operating income	23,478	19,273	42,751	727	1,043	1,770	—	44,521

Earnings from associates								494
Debt financial expenses								(71,150)
Other financial results, net								31,786
Income before income tax expense								5,651
Income tax benefit								5,943
Net income								11,594

Attributable to:
Controlling Company								11,089
Non-controlling interest								505
								11,594

Additional information per geographical area required under IFRS 8 (Operating Segments) is disclosed below:

	As of December 31
	2020	2019	2018
Sales revenues from customers located in Argentina	280,625	300,957	331,370
Sales revenues from foreign customers	20,971	21,729	20,578

CAPEX corresponding to the segment “Services rendered in Argentina	50,085	82,209	81,211
CAPEX corresponding to the segment “Other abroad segments”	5,647	6,947	7,726

Fixed assets corresponding to the segment “Services rendered in Argentina”	668,147	685,122	n/a
Fixed assets corresponding to the segment “Other abroad segments”	26,422	27,153	n/a

Financial Debt corresponding to the segment “Services rendered in Argentina”	194,487	201,349	n/a
Financial Debt corresponding to the segment “Other abroad segments”	5,713	5,579	n/a

c)   Basis of Presentation

As required by the CNV, these consolidated financial statements have been prepared in accordance with IFRS as issued by the IASB, and in accordance with RT 26 (and its amendments) of FACPCE as adopted by the CPCECABA. IFRS also includes the International Accounting Standards or “IAS”; the International Financial Reporting Interpretations Committee or “IFRIC”, the Standard Interpretations Committee or “SIC” and the conceptual framework.

The preparation of these consolidated financial statements in conformity with IFRS requires that the Company's Management make estimates that affect the figures disclosed in the financial statements or its supplementary information. Actual results may differ from these estimates. The areas involving a higher degree of judgment or complexity, or areas where estimates are significant are disclosed under Note 3.v) to these consolidated financial statements.

These consolidated financial statements (except for the statement of cash flows) are prepared in current currency as of December 31, 2020 (see item e) and on an accrual basis of accounting (except for the consolidated statement of cash flows). Under this basis, the effects of transactions are recognized when they occur. Therefore, income and expenses are initially recognized at fair value on an accrual basis regardless of when they are received or paid. When significant, the difference between the fair value and the nominal amount of income and expenses is recognized as finance income or expense using the effective interest method.

These consolidated financial statements as of December 31, 2020, were approved by resolution of the Board of Directors’ meeting held on March 9, 2021.

d)   Consolidated Financial Statement Formats

The financial statement formats adopted are consistent with IAS 1. In particular:

•

the consolidated statements of financial position have been prepared by classifying assets and liabilities according to the “current and non-current” criterion. Current assets and liabilities are those that are expected to be realized/settled within twelve months after the year-end;

•

the consolidated income statements have been prepared by classifying operating expenses by nature of expense as this form of presentation represents the way that the business is monitored by the Executive Committee and the CEO and, additionally, are in line with the usual presentation of expenses in the ICT services industry;

•	the consolidated statements of comprehensive income include the profit (or loss) for the year as shown in the consolidated income statement and all components of other comprehensive income;
•

the consolidated statements of changes in equity have been prepared showing separately (i) income (loss) for the year, (ii) other comprehensive income (loss) for the year, and (iii) transactions with shareholders (owners and non-controlling interest), if applicable;

•	the consolidated statements of cash flows have been prepared by presenting cash flows from operating activities according to the “indirect method”, as permitted by IAS 7.

These consolidated financial statements contain all disclosures required under IFRS. Some additional disclosures required by the LGS and/or by the CNV have been also included.

e)   Financial reporting in hyperinflationary economies

IAS 29 establishes the conditions under which an entity shall state its financial statements in terms of the measuring unit current at the closing date of the latest reporting period if it operates in an economic environment considered “hyperinflationary”.

To determine the existence of a highly inflationary economy under the terms of IAS 29, the standard details a series of factors to consider, including a cumulative inflation rate over three years that is close to or exceeds 100%.

The macroeconomic events that have taken place in the country during 2018 and the three-year accumulated inflation rate as of December 31, 2018, that reached 147.8%, showed the compliance with the qualitative and quantitative factors provided for in IAS 29 to consider Argentina as a highly inflationary economy for accounting purposes. On the other hand, FACPCE issued Resolution No. 539/18 on September 29, 2018 which defined the need to restate the financial statements of Argentine companies for reporting periods ended after July 1, 2018, establishing specific issues in relation to the restatement for inflation such as, for example, the indexes to be used (resolution approved on October 10, 2018, by the CPCECABA through Resolution No. 107/18).

In addition, Law No. 27,468 amended Section 10 of Law No. 23,928, as amended, providing that the repeal of all the laws and regulations that establish or authorize price indexation, currency restatement, cost variance and any other form of restatement of debts, taxes, prices or fees related to property, works or services does not apply to financial statements, which remain subject to Section 62 of the General Associations Law, as amended. In addition, it repealed Decree No. 1,269/02, as amended, and delegated on the PEN, through its oversight agencies, the power to set the date as from which those regulations will come into effect in relation to the financial statements that are presented to them. Therefore, through Resolution No. 777/18, CNV established the method to restate financial statements in current currency in accordance with IAS 29 for years/periods ended since December 31, 2018. According to this, these consolidated financial statements are restated in terms of current currency as of December 31, 2020.

In relation to the inflation index to be used, according to Resolution No. 539/18, it was determined according to the Internal Wholesale Price Index (IWPI) until the year 2016, considering for the months of November and December 2015 the average variation of the Consumer Price Index (CPI) of the City of Buenos Aires. Then, from January 2017, the National Consumer Price Index (National CPI) was considered.

The table below show the evolution of the CPI in the last three years according to official statistics (INDEC) and following the guidelines provided by Resolution No. 539/18, as well as the devaluation of the argentine peso against the dollar for the same years:

	As of December 31,	As of December 31,	As of December 31,
	2018	2019	2020

National Consumer Price Index (December 2016=100)	184.26	284.44	385.88

Variation in Prices
Annual	47.6%	53.8%	36.1%
Accumulated 3 years	147.8%	183.2%	209.2%

Banco Nación US$/$ exchange rate	37.70	59.89	84.15

Variation in the exchange rate
Annual	102.1%	58.9%	40.5%
Accumulated 3 years	189.1%	276.9%	351.2%

The Company restated all the non-monetary items in order to reflect the impact of the inflation restatement reporting in terms of the measuring unit current as of December 31, 2019. Consequently, the main items restated were Property, Plant and Equipment, Intangible assets, Rights of Use Assets, Goodwill, Inventories, certain Investments in associates and the Equity items. Each item must be restated since the date of the initial recognition in the Company's Equity or since the last revaluation. Monetary items have not been restated because they are stated in terms of the measuring unit current as of December 31, 2020.

Comparative figures are also presented in the current currency of December 31, 2020.

Restatement of the Income Statement and the Statement of Cash Flows

In the Income Statement, items must be restated from the dates when the items of income and expense were originally recorded. The Company shall apply the variations in monthly general price index.

Financial results related to foreign currency exchange and accrued interest are determined in real terms, excluding the inflationary effect contained therein.

The effect of inflation on the monetary position is included in the Income Statement under Other financial results, net.

The items of the Statement of Cash Flows must also be restated in terms of the measuring unit current at the closing date. IAS 29 para 33 states that all items in the statement of cash flows are expressed in terms of the measuring unit current at the end of the reporting period. The gain arising from the restatement has an impact on the Income Statement and must be eliminated from the Statement of Cash Flows because it is not considered cash or cash equivalent.

Restatement of the Statement of Changes in Equity

All components of the Statement of Changes in Equity, except retained earnings, must be restated from the dates on which the items were contributed or otherwise arose.

As the book value of the equity of Telecom as of the date of the merger was stated at historical cost, the value of the Merger Surplus as of that date did not contemplate the effect of the inflation adjustment. Therefore, such value was determined again as the difference between the fair value of the consideration transferred and the book value of Telecom’s Equity restated for inflation to such date, modifying the initial value recognized for the Merger Surplus.

Investments in Foreign Companies

The subsidiaries, associates and companies under common control that use functional currencies other than the Argentine peso (mainly foreign companies with economies that are not considered to be hyperinflationary), must not restate for inflation their financial statements, in accordance with IAS 29.

Notwithstanding, and only for reporting and consolidation purposes, the comparative figures presented in Argentine pesos in the Income Statement corresponding to the current year and the previous year must be stated using the exchange rates at the transaction date. In addition, the initial items of the Statement of Changes in Equity must be reported at the closing rate without modifying its total amount due to the fact that it is translated into the closing exchange rate, which implies that a translation adjustment is recognized against Retained Earnings and Other Comprehensive Results.